Commitments and Contingencies	12 Months Ended
Jan. 31, 2024
Commitments and Contingencies
Commitments and Contingenciess

18.   Commitments and Contingencies

(a)

In November 2019, the Company’s former chief executive officer filed an originating application with the Superior Court in the province of Quebec for damages stemming from a termination of employment. The former chief executive officer was seeking payment of amounts totaling approximately $1 million, exercisability of his stock options until the original expiry dates, issuance of 600,000 stock options and an order that the Company not issue further common shares. In December 2023, this claim was settled for $120,000 to be paid in 12 equal monthly instalments beginning January 1, 2024. A gain on settlement of $130,000 has been recognized and recorded under “Settlements and legal provisions, net” on the consolidated statements of loss and other comprehensive loss for the year ended January 31, 2024.

(b)

In March 2021, Olymbec Development Inc. (“Olymbec”) filed a judicial demand before the Superior Court (Civil Division) of Quebec and a judgement for a safeguard order was obtained by Olymbec against Pivot Pharmaceuticals Manufacturing Corp. (“Pivot”), a former subsidiary, and the Company, as guarantor of the lease at 285-295 Kesmark Street, Quebec (the “Lease”), ordering Pivot and the Company to jointly pay the full amount of the Lease on the first day of each month. In May 2021, a judgement for a safeguard order was issued ordering Pivot and the Company to provide post-dated cheques for monthly lease payments for the months of June through November 2021. In June 2021, a judgement granted Pivot and the Company until June 30, 2021 to pay the outstanding lease totaling $124,223 and to deliver post-dated cheques each in the amount of $49,410.51 for monthly lease payments for the months of July through November 2021, which were completed. Olymbec is also claiming administrative fees of approximately $36,500 resulting from Pivot’s default on its monthly lease. On October 11, 2023, the trial on merits of Olymbec’s claim was scheduled for December 16, 2024. On October 25, 2023, Olymbec terminated the Lease. An order for Pivot’s bankruptcy (“Pivot Bankruptcy”) was granted on December 11, 2023 by the Superior Court (Commercial Division) of Quebec. Such bankruptcy proceedings are ongoing and the Company is aware that Olymbec may be claiming amounts in the Pivot Bankruptcy proceedings for rental arrears, administrative fees, termination penalty and damages of up to $1.1 million.

(c)

The Company is a guarantor on the Lease (Note 18(b)), which was assigned together with the sale of Pivot in October 2020 pursuant to which the Company has recorded a financial guarantee liability of $1,141,262 (January 31, 2023 - $1,107,212) based on its best estimate of potential future loss.

The following table summarizes the continuity of financial guarantee liability:

Financial Guarantee Liability $
Balance, January 31, 2021	182,200
Change in carrying value	901,095
Balance, January 31, 2022	1,083,295
Accretion	23,917
Balance, January 31, 2023	1,107,212
Change in carrying value	34,050
Balance, January 31, 2024	1,141,262

Current, January 31, 2024	550,392
Non-current, January 31, 2024	590,870
Balance, January 31, 2024	1,141,262

In October 2021, the Company filed an application for a bankruptcy order (“Application”) against Pivot in the Superior Court (Commercial Division) of Quebec.  Pivot is the lessee of the Lease and had not met its Lease liabilities upon which the Company, as guarantor, was required to meet following the safeguard orders issued by the Superior Court (Civil Division) of Quebec (Note 18(b)). In March 2022, the Company and Pivot signed a settlement agreement pursuant to which Pivot would make a lump sum payment of $300,000 to the Company as follows: $150,000 on or before April 1, 2022 and $150,000 on or before May 31, 2022, which was homologated by the Superior Court (Commercial Division) of Quebec on March 28, 2022.  During the year ended January 31, 2023, $300,000 of settlement income was recorded in settlements, net on the consolidated statements of loss and other comprehensive loss. On June 13, 2022, the Application was withdrawn by the Company.

(d)

The Company and MedMelior were named as defendants in a lawsuit before the Supreme Court of the State of New York, New York County (“State Court”) by a former director of MedMelior, who served as director prior to MedMelior’s amalgamation with the Company. This former director filed a verified complaint on January 20, 2022, seeking compensatory and punitive damages in amounts believed by the Company to be in excess of US$2 million and US$10 million, respectively. During March 2022, the Company filed a motion to dismiss the complaint on the basis of inconvenient forum and for lack of jurisdiction. On December 1, 2022, following oral argument on the motion, the State Court dismissed the complaint in its entirety. On April 29, 2022, in response to the Company’s then-pending motion to dismiss, the former director filed a separate, parallel action, naming the Company and MedMelior before the United States District Court for the Southern District of New York (“Federal Court”), asserting substantially the same claims as in the State Court action. On March 3, 2023, the Company filed a motion to dismiss the claims filed in the Federal Court on the basis of inconvenient forum and for lack of jurisdiction. On November 27, 2023, the Federal Court dismissed the claims in their entirety. With dismissals by both the State and Federal Courts, the former director’s claims against the Company and MedMelior are no longer pending in the United States.

(e)	In January 2022, a statement of claim was filed against the Company by a third party for breach of a marketing contract. In March 2023, this claim was settled for $30,000.

(f)

At January 31, 2024, certain of the Company’s research and development programs, with a total contracted amount of $5.58 million, were in progress of which the Company has paid $3.77 million and a further $1.81 million remains to be paid in future periods.